Stock-Based Compensation (Details) - Schedule of Stock Option Activity - $ / shares		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Schedule of Stock Option Activity [Abstract]
Outstanding Shares, Balance	1,138,110	782,499
Weighted Average Exercise Price Per Share, Balance	$ 0.29	$ 0.27
Weighted Average Remaining Contractual Life (in years), Balance	8 years 2 months 4 days	6 years 10 months 9 days
Outstanding Shares, Exercisable		651,663
Weighted Average Exercise Price Per Share, Exercisable		$ 0.28
Weighted Average Remaining Contractual Life (in years), Exercisable		6 years 7 months 6 days
Outstanding Shares, Options exercised		(24,166)
Weighted Average Exercise Price Per Share, Options exercised		$ 0.24
Outstanding Shares, Options cancelled/forfeited/expired		(331,445)
Weighted Average Exercise Price Per Share, Options cancelled/forfeited/expired		$ 0.31